Revenue	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue
Note 3 - Revenue
The following table shows the Group's revenue disaggregated by source:

	For the six months ended June 30,
	2026	2025
Sales of vehicles[1]	1,278,805	1,317,756
Sales of carbon credits	52,414	72,155
Sales of licenses and royalties	19,907	10,920
Vehicle leasing revenue	4,338	7,579
Sales of software and performance engineered kits	2,515	5,628
Other revenue	2,112	8,567
Total	1,360,091	1,422,605
1 - Revenue related to sale of vehicles is inclusive of services sold with vehicles that are recognized over time.
For the six months ended June 30, 2026 and 2025, no single customer that was not a related party exceeded 10% of total revenue.
The following table shows the breakdown of the Group's revenue by geographical location of the Group entity recognizing the revenue:

	For the six months ended June 30,
	2026	2025
United Kingdom	385,462	373,173
Sweden	255,982	275,529
Germany	107,825	90,830
Korea	100,716	54,828
Norway	98,824	98,451
Belgium	69,424	76,432
Australia	62,263	50,170
Denmark	52,140	52,098
Finland	35,811	41,062
Switzerland	35,764	32,726
Netherlands	31,327	54,759
Spain	27,614	19,078
Austria	25,068	15,915
Italy	19,560	13,921
Portugal	17,939	14,215
France	13,524	205
Canada	10,252	27,560
Luxembourg	5,273	8,244
United States[1]	3,488	93,836
Other regions	1,835	29,573
Total	1,360,091	1,422,605
1 - For the six months ended June 30, 2026, the amount was impacted by the increase in the residual value guarantees relating to the U.S. Restructuring as described in Note 1 - Overview and basis of preparation.